Long-Term Debt (Total Long Term Debt) (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Weighted-average percentage interest rates		4.73%	0.31%
Total principal		$ 37,522	$ 34,094
Securities due within one year	[1]	(2,848)	(805)
Unamortized discount, premium and debt issuances costs, net		(322)	(282)
Derivative restructuring	[2]	141	738
Finance leases		91	100
Total long-term debt		$ 34,584	33,847
Fair value hedge valuation	[3]		2
Sustainability Revolving Credit Agreement, variable rate, due 2024
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4],[5]	5.24%
Total principal	[5]	$ 450
4.82%, due 2042
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4],[6]	4.82%
Total principal	[6]	$ 308	314
Senior Notes | Variable rates, due 2023
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4]	5.30%
Total principal		$ 1,000	1,000
Senior Notes | 1.45% to 7.0%, due 2022 to 2052
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4],[7],[8]	4.01%
Total principal	[7],[8]	$ 12,476	11,238
Senior Notes | 2.30% to 8.875%, due 2022 to 2052
Debt Instrument [Line Items]
Total principal		$ 15,135	13,238
Junior Subordinated Debt | 3.071% due 2024
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4]	3.07%
Total principal		$ 700	700
Junior Subordinated Debt | 8.4% due 2031
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4]	8.40%
Total principal		$ 10	10
Enhanced Junior Subordinated Notes | 5.75% due 2054
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4]	5.75%
Total principal		$ 685	685
Tax-Exempt Financings | Tax-Exempt Financings, 0.75% to 1.90%, due 2032 to 2041
Debt Instrument [Line Items]
Total principal	[9]	$ 625	625
Tax-Exempt Financings | Variable Rate Due 2038
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4],[10]	3.70%
Total principal	[10]	$ 35	35
Tax-Exempt Financings | GENCO variable rate due 2038 [Member]
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4],[10]	3.70%
Total principal	[10]	$ 33	33
Tax-Exempt Financings | 3.625% and 4.00%, due 2028 and 2033
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4],[10]	3.90%
Total principal	[10]	$ 54	54
Tax-Exempt Financings | Other
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4],[10]	3.63%
Total principal	[10]	$ 1	1
Tax-Exempt Financings | Tax-Exempt Financing, 3.8% due 2033
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4]	3.80%
Total principal		$ 27	27
DECP Holdings | Term Loan, Variable Rate, Due 2024
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4],[11]	5.71%
Total principal	[11]	$ 2,349	2,500
DESC | First mortgage bonds, 2.30% to 6.625%, due 2028 to 2065
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4]	5.09%
Total principal		$ 3,634	$ 3,634
Virginia Electric and Power Company
Debt Instrument [Line Items]
Weighted-average percentage interest rates		4.68%	0.26%
Total principal		$ 15,760	$ 13,863
Securities due within one year	[1]	(700)	(300)
Unamortized discount, premium and debt issuances costs, net		(144)	(110)
Derivative restructuring	[2]		446
Finance leases		65	57
Total long-term debt		$ 14,981	13,956
Virginia Electric and Power Company | Senior Notes | 2.30% to 8.875%, due 2022 to 2052
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4]	3.99%
Total principal		$ 15,135	13,238
Virginia Electric and Power Company | Tax-Exempt Financings | Tax-Exempt Financings, 0.75% to 1.90%, due 2032 to 2041
Debt Instrument [Line Items]
Weighted-average percentage interest rates	[4],[9]	1.32%
Total principal	[9]	$ 625	$ 625

[1]	Dominion Energy and Virginia Power's weighted-average rate for securities due within one year was 3.69% and 2.75%, respectively, as of December 31, 2022.
[2]	Excludes $447 million at December 31, 2022 for both Dominion Energy and Virginia Power, representing the current portion which is presented within securities due within one year in the Companies’ Consolidated Balance Sheets. The Companies did not have any current derivative restructuring balances at December 31, 2021.
[3]	Represents the valuation of certain fair value hedges associated with Dominion Energy’s fixed rate debt.
[4]	Represents weighted-average coupon rates for debt outstanding as of December 31, 2022.
[5]	This $900 million supplemental credit facility, entered in June 2021, offers a reduced interest rate margin with respect to borrowed amounts allocated to certain environmental sustainability or social investment initiatives. Proceeds of the supplemental credit facility also may be used for general corporate purposes, but such proceeds are not eligible for a reduced interest rate margin. In June 2021 and August 2021, Dominion Energy borrowed $250 million and $650 million respectively. The proceeds from these borrowings were used to support environmental sustainability and social investment initiatives ($250 million) and for general corporate purposes ($650 million). In November 2021 and December 2021, Dominion Energy repaid $650 million and $250 million, respectively, borrowed under this arrangement. In May 2022, Dominion Energy borrowed $900 million. The proceeds from these borrowings were used to support environmental sustainability and social investment initiatives ($450 million) and for general corporate purposes ($450 million). In June 2022, Dominion Energy repaid $450 million borrowed for general corporate purposes.
[6]	Represents debt associated with Eagle Solar. The debt is nonrecourse to Dominion Energy and is secured by Eagle Solar’s interest in certain solar facilities.
[7]	In 2022, Dominion Energy repurchased $263 million of senior notes with various interest rates and maturity dates. Gains related to the early redemption of the senior notes were $35 million ($26 million after-tax) reflected within interest and related charges in Dominion Energy’s Consolidated Statements of Income.
[8]	Includes debt assumed by Dominion Energy from the merger of its former CNG subsidiary.
[9]	These financings relate to certain pollution control equipment at Virginia Power’s generating facilities.
[10]	Industrial revenue bonds totaling $68 million are secured by letters of credit that expire, subject to renewal, in the fourth quarter of 2023.
[11]	The term loan amortizes over a 17-year period and matures in December 2024 with the potential to be extended to December 2026. The debt is secured by DECP Holdings’ noncontrolling interest in Cove Point.